Expense Example	Apr. 28, 2025 USD ($)
Partners Fund Summary | Partners Fund Summary [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 81
Expense Example, with Redemption, 3 Years	291
Expense Example, with Redemption, 5 Years	519
Expense Example, with Redemption, 10 Years	1,173
Small-Cap Fund Summary | Small-Cap Fund Summary [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	322
Expense Example, with Redemption, 5 Years	565
Expense Example, with Redemption, 10 Years	1,263
International Fund Summary | International Fund Summary [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	107
Expense Example, with Redemption, 3 Years	368
Expense Example, with Redemption, 5 Years	650
Expense Example, with Redemption, 10 Years	1,452
Global Fund Summary | Global Fund Summary [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	107
Expense Example, with Redemption, 3 Years	385
Expense Example, with Redemption, 5 Years	685
Expense Example, with Redemption, 10 Years	$ 1,535